Share capital and reserves (Tables)	6 Months Ended
Jun. 30, 2026
Share capital and reserves
Schedule of share capital

Share capital as at June 30, 2026 and December 31, 2025 consisted from the following:

	2025	2025
	Number of shares	US$

Ordinary shares of $0 each	18,150,489	—
	18,150,489	—

Issued and fully paid
Balance at January 1, 2025	18,111,016	—
Issue of shares resulting from options exercise	39,473	—
Balance at December 31, 2025	18,150,489	—

	2026	2026
	Number of shares	US$

Ordinary shares of $0 each	18,150,489	—
	18,150,489	—

Issued and fully paid
Balance at January 1, 2026	18,150,489	—
Balance at June 30, 2026	18,150,489	—